INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
The following table sets forth the components of intangible assets:

	December 31,
	2018	2019
Original amounts:
Technology	$13,109	$13,755
Software development costs	2,067	2,879

	15,176	16,634

Accumulated amortization:
Technology	8,600	8,600
Software development costs	-	136

	8,600	8,736

Net amounts:
Technology	4,509	5,155
Software development costs	2,067	2,743

Intangible assets, net	$6,576	$7,898